DIVIDENDS (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ifrs DIVIDENDS [abstract]
Final, proposed dividends paid, ordinary shares	¥ 566,683	¥ 566,683	¥ 566,683
Final, proposed dividends paid, ordinary shares per share	¥ 0.08	¥ 0.08	¥ 0.08